EMPLOYEE BENEFITS OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFITS OBLIGATIONS [abstract]
Schedule of employee benefits obligations
	2019	2018
	RMB’000	RMB’000

Employee benefits obligations	26,345	28,389
Less: current portion included in accruals and other payables (Note 28)	(26,345)	(28,389)
	-	-

Schedule of movement of employee benefits obligations
	2018	2019
	RMB’000	RMB’000

At January 1	30,745	28,389
Additions	-	-
Payments	(2,356)	(2,044)
At December 31	28,389	26,345